Shareholders' Equity (Details) - USD ($)									6 Months Ended		12 Months Ended
	Feb. 15, 2024	Nov. 30, 2023	Oct. 20, 2023	Sep. 12, 2023	May 05, 2023	Apr. 28, 2023	Oct. 28, 2022	Oct. 31, 2020	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Jan. 18, 2024	Jul. 07, 2023	May 20, 2021
Shareholders’ Equity [Line Items]
Shares issued									135,301,969		4,065,609
Common Stock, Shares, Outstanding									135,301,969		4,065,609
Par value per share (in Dollars per share)														$ 0.018
Subdivided shares									150,000,000		150,000,000
Common stock par value (in Dollars per share)									$ 0.00195		$ 0.00195
Subdivided shares value (in Dollars)									$ 49,999,998	$ 1,200,000
Shareholder holding share									1
Stock dividend shares		1,000,000,000							2
Amount of shares compensation (in Dollars)									$ 12,355,200	$ 540,000
Reverse share split at ratio									1-for-18
Price per share (in Dollars per share)			$ 1.1
Warrants [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)			0.44
Shares						5
Price per share (in Dollars per share)			$ 1.1
Warrant [Member]
Shareholders’ Equity [Line Items]
Each unit is comprised, ordinary share						1
Price per share (in Dollars per share)						$ 0.35
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)														$ 0.001
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued							11,111		135,301,969		4,065,609	162,139			288,889
Service compensation (in Dollars)							$ 60,000
Conversion of note payable (in Dollars)											$ 1,720,800	$ 2,236,684
Conversion shares											1,925,259
Net cash proceeds (in Dollars)											$ 3,568,599
Shares issued for compensation											177,778
Amount of shares compensation (in Dollars)											$ 2,717,326
Each unit is comprised, ordinary share						1
Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares issued													17,600,000
Common stock par value (in Dollars per share)													$ 0.00015
Ordinary Shares [Member] | Convertible Notes Payable [Member]
Shareholders’ Equity [Line Items]
Shares issued											598,943
Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)								$ 0.09
Common stock par value (in Dollars per share)	$ 0.00015
Subdivided shares value (in Dollars)	$ 9,600,000
Shares	64,000,000,000
Authorized share capital [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)		$ 0.00015						$ 0.018
Subdivided shares		150,000						5	555,556
Common stock par value (in Dollars per share)	$ 0.00015							$ 0.018	$ 0.00195
Subdivided shares value (in Dollars)	$ 9,750,000							$ 27,778
Shares	65,000,000,000							2,777,778
Shares outstanding								277,778	833,333
Stock dividend shares									5,000,000,000
Dividend share (in Dollars)									$ 9,750,000
Authorized share capital [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Subdivided shares								2,777,778
Authorized share capital [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Subdivided shares								8,333,333
Authorized share capital [Member] | Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)								$ 0.018
Subdivided shares								277,778
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)															$ 90
Private Placement [Member]
Shareholders’ Equity [Line Items]
Shares issued			1
Price per unit sold (in Dollars per share)						$ 0.15
Sell of units			113,636,360	62,242		8,000,000
Gross proceeds from private placement (in Dollars)			$ 50,000,000	$ 66,600	$ 1,200,000	$ 1,200,000